PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Estimated Useful Lives

Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	the shorter of respective lease term or the estimated useful lives of the leasehold improvement

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years